Segments of Operations - Assets by segment (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 37,642	$ 34,362	$ 30,828	$ 28,012
Annuity
Segment Reporting Information [Line Items]
Total assets		33,607	30,055	27,218
Run-off Life
Segment Reporting Information [Line Items]
Total assets		$ 755	$ 773	$ 794